Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Deferred Revenue
Deferred revenue-at beginning of the year	¥ 2,117,020	¥ 2,337,761
Additions	110,110,409	142,727,719
Recognition	(109,981,266)	(142,948,460)
Deferred revenue-at end of the year	2,246,163	2,117,020
Deferred revenue, current	1,621,429	1,396,489	$ 231,861
Deferred revenue, non-current	¥ 624,734	¥ 720,531	$ 89,336